INCOME TAXES: (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 examination	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES:
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2014		$ 697,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2015		2,672,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026		366,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027		640,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028		6,578,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029		4,681,000
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2030		772,000
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)		35.00%	35.00%	35.00%
State income taxes, net (as a percent)		1.20%	1.10%	1.70%
Exempt municipal bond interest (as a percent)		(0.50%)	(0.40%)	(0.70%)
Foreign tax rates (as a percent)		(0.40%)	(2.00%)	(4.90%)
Release of prior period valuation allowances (as a percent)				(13.30%)
Qualified domestic production activities deduction (as a percent)		(2.50%)	(2.60%)	(2.00%)
Tax credits receivable (as a percent)		(0.40%)	(0.20%)	(0.40%)
Adjustment of deferred tax balances (as a percent)		(1.70%)
Reserve for uncertain tax benefits (as a percent)		(0.60%)	(2.30%)	1.30%
Other, net (as a percent)		(2.20%)	(1.20%)	(1.00%)
Effective income tax rate (as a percent)		27.90%	27.40%	15.70%
Release of prior period valuation allowances related to recapitalization of Canadian operations	8,400,000
Release of valuation allowances that were provided through the first nine months of 2009	2,300,000
Withholding tax rate as per The Treaty on payment from Canada to the U.S. (as a percent)			0.00%
Release of withholding taxes accrued for 2007 and 2008 and through third quarter of 2009	1,500,000
Foreign subsidiaries' undistributed earnings		6,410,000	4,787,000
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate		4,199,000	4,949,000
Interest and penalties included in liability for uncertain tax positions		1,541,000	1,697,000
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period		8,138,000	14,370,000	13,069,000
Increases in tax positions for the current year		320,000	632,000	2,661,000
Reductions in tax positions for lapse of statute of limitations		(668,000)	(1,122,000)	(514,000)
Reductions in tax positions for withdrawal of positions previously taken			(5,256,000)
Reductions in tax positions for effective settlements		(986,000)	(486,000)	(846,000)
Unrecognized tax benefits at the end of the period	$ 14,370,000	$ 6,804,000	$ 8,138,000	$ 14,370,000
Number if state examinations effectively settled		1
Reduction in statutory income tax rates in Canada (as a percent)		5.00%